CASH AND CASH EQUIVALENTS (Schedule of Cash And Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand and in bank	$ 632	$ 944
Short-term bank deposits	2,618	9,492
Cash and cash equivalents	$ 3,250	$ 10,436	$ 4,255	$ 10,587